N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2023

Viking Mutual Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Semi-Annual Report | January 31, 2023

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (each a “Fund” and collectively the “Funds”) for the semi-annual period ended January 31, 2023 (the “period”). The Funds’ portfolios and related financial statements are presented within for your review.

Economic Recap

During the period ended January 31, 2023, the Federal Open Market Committee (“FOMC” or “Committee”) in its mid-December meeting decided to raise the target range for the federal funds rate to 4-1/4 to 4-1/2 percent and anticipates that ongoing increases in the target range will be appropriate. In addition, the Committee will continue reducing its holdings of Treasury securities and agency debt and agency mortgage-backed securities. Inflation remains elevated, reflecting supply and demand imbalances related to the pandemic, higher food and energy prices, and broader price pressures. The Committee would be prepared to adjust the stance of monetary policy as appropriate if risks emerge that could impede the attainment of the Committee’s goals.

Municipal Bond Market Recap

Interest rates continued to rise in the first half of the period as they had since the beginning of the calendar year. Rising rates weighed on the market as persistent rising inflation led to expectations of continued strong policy tightening by the Federal Reserve. Less favorable supply/demand dynamics also weighed on performance early in the period. Interest rates fell in the second half of the period. Interest rates began to fall as inflation readings begin to moderate. Some economic numbers began to show signs of a slowing economy as the effects of the Fed’s aggressive rate hikes began to impact the economy. For the semi-annual period the municipal market finished up 0.73%. During the period, interest rates rose throughout most the curve. Shorter (i.e. 1-10 year) bonds outperformed the intermediate (i.e. 11-20) and long (i.e. 21-30 year) portions of the curve. Issuance for the period came in at $132.7 billion nationally, a 22.2% decrease from same period last year. The 10-year muni/Treasury yield ratio ended the period at 62.2% down from 84.4% on 7/31/22.

Fund Performance

The Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota had total returns of -1.01%*, -1.24%*, -0.52%*, -0.69%, -0.24%*, and -1.23%* for Class A shares and -0.88%*, -1.12%*, -0.50%*, -0.56%*, -0.11%*, and -1.00%* for Class I shares respectively during the semi-annual period ended January 31, 2023. This compares to the Bloomberg Barclays Capital Municipal Index’s return of 0.73% and the Morningstar Muni Single State Intermediate Category which returned 0.23% for the period. The Funds underperformed the index during the period due to having higher durations than the index. Additionally, the index is unmanaged and index returns do not reflect fees and expenses of any kind, which would have negative impact on returns.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the high marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $578,125 ($693,750 for married filing jointly) in 2023 is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 3.52% as of January 31, 2023, falls to approximately 2.08% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades.

If you would like more frequent updates, please visit the Fund’s website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-5.05%	-1.37%	0.86%	1.40%	3.56%
Class A With sales charge (2.50%)	-7.39%	-2.20%	0.36%	1.15%	3.48%
Class I Without sales charge	-4.81%	-1.12%	1.10%	N/A	0.96%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.19% and 0.94%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-6.20%	-2.34%	-0.05%	0.68%	3.49%
Class A With sales charge (2.50%)	-8.55%	-3.15%	-0.55%	0.43%	3.40%
Class I Without sales charge	-6.06%	-2.10%	0.20%	N/A	0.04%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.54% and 1.30%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-4.41%	-1.65%	0.62%	1.29%	3.07%
Class A With sales charge (2.50%)	-6.77%	-2.46%	0.12%	1.04%	2.98%
Class I Without sales charge	-4.27%	-1.43%	0.87%	N/A	0.73%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.21% and 0.96%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-5.45%	-1.75%	0.69%	1.28%	3.21%
Class A With sales charge (2.50%)	-7.82%	-2.58%	0.17%	1.03%	3.11%
Class I Without sales charge	-5.21%	-1.50%	0.96%	N/A	0.77%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.21% and 0.96%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-3.86%	-1.22%	0.99%	1.29%	3.17%
Class A With sales charge (2.50%)	-6.30%	-2.04%	0.49%	1.03%	3.06%
Class I Without sales charge	-3.62%	-0.97%	1.25%	N/A	0.82%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.19% and 0.94%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-5.37%	-1.86%	0.41%	1.06%	3.13%
Class A With sales charge (2.50%)	-7.77%	-2.69%	-0.10%	0.80%	3.01%
Class I Without sales charge	-5.13%	-1.58%	0.68%	N/A	0.39%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 1.29% and 1.04%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2023 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2023 (unaudited)

General Obligation	48.4%
Pre-Refunded	14.8%
Health Care	12.7%
Utilities	8.7%
Other Revenue	7.6%
Education	4.7%
Cash Equivalents and Other	1.9%
Transportation	1.2%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2023 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.1%)

Education (4.7%)
Coffeyville Community College 4.000% 06/01/2029	250,000	$267,090
Coffeyville Community College 3.000% 06/01/2031 Callable @ 100.000 06/01/2030	790,000	792,733
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	403,855
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	514,080
Kansas Development Finance Authority 4.000% 05/01/2035 Callable @ 100.000 05/01/2030	275,000	291,261
Kansas Development Finance Authority 4.000% 05/01/2036 Callable @ 100.000 05/01/2030	290,000	303,546
Kansas Development Finance Authority 5.000% 06/01/2029	400,000	458,728
		3,031,293
General Obligation (48.4%)
City of Arkansas City KS 2.000% 08/01/2036 Callable @ 100.000 02/01/2028	500,000	418,150
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	987,538
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	297,621
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	261,638
City of Emporia KS 4.000% 09/01/2025	485,000	508,862
City of Emporia KS 4.000% 09/01/2027	515,000	559,614
City of Garden City KS 5.000% 11/01/2029	500,000	583,510
City of Gardner KS 5.000% 10/01/2028	580,000	664,947
Harvey County Unified School District No 460 Hesston 5.000% 09/01/2031	410,000	484,788
City of Hillsboro KS 3.000% 09/01/2024	100,000	100,246
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	229,095
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	232,553
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	240,050
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	341,653
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	556,650
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,242,300
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	255,355
Johnson County Unified School District No 233 Olathe 4.000% 09/01/2036 Callable @ 100.000 09/01/2031	1,000,000	1,063,950
Johnson County Unified School District No 233 Olathe 5.000% 09/01/2026	250,000	274,835
Johnson County Unified School District No 233 Olathe 5.000% 09/01/2031	500,000	604,885
Johnson County Unified School District No 512 Shawnee Mission 4.000% 10/01/2032 Callable @ 100.000 10/01/2026	1,000,000	1,050,770
City of Lawrence KS 5.000% 09/01/2023	205,000	208,005
City of Lawrence KS 5.000% 09/01/2024	210,000	218,625
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	684,574
Leavenworth County Unified School District No 464 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	535,485
City of Lenexa KS 5.000% 09/01/2024	245,000	254,851
City of Lenexa KS 5.000% 09/01/2025	250,000	267,358
City of Lenexa KS 5.000% 09/01/2026	325,000	357,237
City of Lenexa KS 5.000% 09/01/2027	345,000	388,494
City of Lenexa KS 5.000% 09/01/2028	310,000	357,167
City of Lenexa KS 5.000% 09/01/2029	345,000	405,147
City of Lenexa KS 5.000% 09/01/2030	395,000	470,765
City of Lenexa KS 5.000% 09/01/2031	420,000	511,972
City of Lenexa KS 5.000% 09/01/2032	310,000	383,262
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	1,004,113
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,012
#Nemaha County Unified School District No 115 5.000% 09/01/2031	250,000	295,392
City of Olathe KS 3.000% 10/01/2033 Callable @ 100.000 10/01/2029	855,000	883,018
City of Overland Park KS 5.000% 09/01/2032	1,000,000	1,241,200
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,324,230
Rice County Unified School District No 444 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	710,000	765,629
Riley County Unified School District No 378 Riley 4.000% 09/01/2028 Callable @ 100.000 09/01/2027	680,000	735,461
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,035,840
County of Saline KS 3.000% 09/01/2033 Callable @ 100.000 09/01/2030	1,000,000	1,004,410
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	542,075
City of Shawnee KS 5.000% 12/01/2025	1,000,000	1,071,870
City of Shawnee KS 5.000% 12/01/2029	560,000	654,382
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	360,492
City of Wichita KS 4.750% 09/01/2027	180,000	180,207
City of Wichita KS 2.000% 12/01/2038 Callable @ 100.000 12/01/2028	250,000	198,543
Wyandotte County Kansas City Unified Government 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	347,885
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	819,680
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	812,880
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,097,170
		31,386,441
Health Care (12.7%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,031,465
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	503,940
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	566,318
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,592,535
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	502,210
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	526,155
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	978,650
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,124,080
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	416,950
		8,242,303
Other Revenue (7.6%)
Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	758,490
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	583,420
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	387,265
City of Manhattan KS 5.000% 12/01/2026	210,000	210,958
City of Manhattan KS 4.500% 12/01/2025	325,000	325,955
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,004,680
County of Shawnee KS 5.000% 09/01/2033 Callable @ 100.000 09/01/2032	230,000	270,692
County of Shawnee KS 5.500% 09/01/2034 Callable @ 100.000 09/01/2032	210,000	255,631
Washington County Public Building Commission 4.000% 09/01/2028	100,000	100,353
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,023,810
		4,921,254
Pre-Refunded (14.8%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	260,450
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	261,007
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	260,250
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	260,250
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	520,500
Butler County Unified School District No 385 Andover 5.000% 09/01/2033 Callable @ 100.000 09/01/2027	350,000	395,006
County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	513,175
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,211,410
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	367,003
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100.000 07/01/2023	1,000,000	1,012,050
Leavenworth County Unified School District No 458 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	507,680
Neosho County Unified School District No 413 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	251,257
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	423,995
Seward County Unified School District No 480 Liberal 5.000% 09/01/2029 Callable @ 100.000 09/01/2025	250,000	267,293
University of Kansas Hospital Authority 4.000% 03/01/2042 Callable @ 100.000 03/01/2027	795,000	857,360
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250,000	253,738
		9,622,424
Transportation (1.2%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	531,145
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	264,680
		795,825
Utilities (8.7%)
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	269,025
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	537,625
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	802,790
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,052,930
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	320,931
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	516,400
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	506,795
City of McPherson KS Water System Revenue 2.000% 10/01/2037 Callable @ 100.000 10/01/2029	425,000	341,237
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	527,105
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	550,650
Wyandotte County Kansas City Unified Government Utility System Revenue 3.000% 09/01/2040 Callable @ 100.000 09/01/2030	250,000	209,152
		5,634,640

TOTAL MUNICIPAL BONDS (COST: $64,524,711)		$63,634,180

OTHER ASSETS LESS LIABILITIES (1.9%)		$1,209,312

NET ASSETS (100.0%)		$64,843,492

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of January 31, 2023.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2023 (unaudited)

Pre-Refunded	30.1%
General Obligation	27.6%
Education	9.5%
Housing	8.1%
Transportation	6.6%
Utilities	6.3%
Other Revenue	5.3%
Cash Equivalents and Other	4.1%
Health Care	2.4%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2023 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.9%)

Education (9.5%)
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	$1,014,645

General Obligation (27.6%)
City of Biddeford ME 4.000% 10/01/2026	250,000	268,293
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	402,995
Town of Kennebunk ME 2.000% 10/01/2035 Callable @ 100.000 10/01/2031	600,000	509,802
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	86,796
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	217,602
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	214,503
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	392,136
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	103,469
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	520,635
City of Waterville ME 4.000% 07/01/2025	135,000	135,240
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	102,524
		2,953,995
Health Care (2.4%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,012
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	40,000	39,872
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	212,885
		257,769
Housing (8.1%)
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	353,620
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	124,160
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	117,203
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	160,260
Maine State Housing Authority 5.000% 06/15/2037 Callable @ 100.000 06/15/2031	100,000	111,714
		866,957
Other Revenue (5.3%)
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	125,225
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	125,409
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	105,228
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	212,362
		568,224
Pre-Refunded (30.1%)
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	775,778
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	258,662
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,034,930
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	516,900
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	517,680
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	15,175
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	101,172
		3,220,297
Transportation (6.6%)
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	254,830
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	101,308
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100.000 07/01/2023	100,000	101,375
City of Portland ME General Airport Revenue 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	240,845
		698,358
Utilities (6.3%)
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	471,535
Portland Water District Water System Revenue 2.000% 11/01/2036 Callable @ 100.000 11/01/2031	250,000	201,665
		673,200

TOTAL MUNICIPAL BONDS (COST: $10,980,326)		$10,253,445

OTHER ASSETS LESS LIABILITIES (4.1%)		$441,936

NET ASSETS (100.0%)		$10,695,381

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2023 (unaudited)

General Obligation	45.5%
Utilities	22.8%
Pre-Refunded	17.0%
Education	4.7%
Health Care	3.9%
Other Revenue	3.1%
Cash Equivalents and Other	2.2%
Housing	0.8%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2023 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.8%)

Education (4.7%)
County of Douglas NE 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	310,000	$291,815
Nebraska State Colleges Facilities Corp 5.000% 07/15/2033 Callable @ 100.000 07/15/2032	500,000	594,460
County of Saline NE 3.000% 02/15/2034 Callable @ 100.000 02/15/2029	365,000	354,744
County of Saline NE 3.000% 02/15/2035 Callable @ 100.000 02/15/2029	300,000	287,958
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	412,505
University of Nebraska Facilities Corp 5.000% 07/15/2025	200,000	213,300
		2,154,782
General Obligation (45.5%)
Kearney School District 5.000% 10/15/2027	940,000	1,059,521
Lyons Decatur Northeast Schools 5.000% 12/15/2027 Callable @ 100.000 06/15/2027	200,000	222,082
Lyons Decatur Northeast Schools 5.000% 12/15/2028 Callable @ 100.000 06/15/2027	140,000	155,088
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	890,040
Cozad City School District 4.000% 06/15/2037 Callable @ 100.000 05/17/2027	500,000	507,980
Fremont School District 5.000% 12/15/2032	280,000	339,769
Fremont School District 4.000% 12/15/2033	250,000	279,033
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	1,818,640
*Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	863,300
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	533,350
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	315,732
Douglas County School District No 15 3.000% 12/15/2041 Callable @ 100.000 09/29/2026	1,000,000	898,700
Douglas County School District No 15 4.000% 12/15/2029 Callable @ 100.000 12/15/2026	300,000	316,902
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	500,000	368,725
Ralston Public Schools 3.000% 12/15/2041 Callable @ 100.000 12/15/2030	750,000	643,755
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	460,855
Westside Community Schools 5.000% 12/01/2038 Callable @ 100.000 12/05/2024	235,000	242,910
Westside Community Schools 5.000% 12/01/2039 Callable @ 100.000 12/05/2024	250,000	258,187
City of Gretna NE 5.000% 12/15/2025 Callable @ 100.000 12/15/2024	600,000	627,168
City of La Vista NE 5.000% 09/15/2028 Callable @ 100.000 06/15/2027	500,000	553,970
Hershey Public Schools 4.000% 12/15/2027 Callable @ 100.000 12/15/2026	235,000	251,358
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	627,446
City of Lincoln NE 3.000% 05/15/2033 Callable @ 100.000 05/15/2029	1,090,000	1,114,721
City of Lincoln NE 5.000% 11/15/2026	410,000	454,489
City of Lincoln NE 5.000% 11/15/2027	290,000	329,533
City of Lincoln NE 5.000% 11/15/2030	500,000	605,755
City of Omaha NE 4.000% 04/15/2037 Callable @ 100.000 04/15/2029	500,000	517,060
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,051,818
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	550,585
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	513,225
Papio Missouri River Natural Resource District 3.000% 12/01/2041 Callable @ 100.000 10/12/2026	300,000	268,974
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	397,461
Gretna Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2031	1,000,000	839,580
Gretna Public Schools 5.000% 12/15/2027 Callable @ 100.000 12/15/2025	500,000	536,470
Ashland Greenwood Public Schools 3.000% 12/15/2044 Callable @ 100.000 12/15/2030	950,000	760,057
Ashland Greenwood Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2030	1,000,000	797,530
		20,971,769
Health Care (3.9%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	218,560
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	528,790
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	353,174
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	474,565
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	226,806
		1,801,895
Housing (0.8%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	395,000	379,232

Other Revenue (3.1%)
City of Columbus NE 3.000% 06/15/2036 Callable @ 100.000 06/30/2026	750,000	735,368
Omaha Public Facilities Corp 4.000% 04/15/2032 Callable @ 100.000 04/15/2031	250,000	279,337
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	435,927
		1,450,632
Pre-Refunded (17.0%)
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	314,358
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	538,500
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	256,417
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	525,585
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	523,990
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	599,523
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	500,000	544,955
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	1,000,000	1,061,050
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	271,275
Sarpy County School District No 1 3.500% 12/15/2035 Callable @ 100.000 09/30/2024	250,000	254,832
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	270,903
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,595,355
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	531,305
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	270,347
University of Nebraska 4.000% 07/01/2031 Callable @ 100.000 07/01/2026	250,000	264,908
		7,823,303
Utilities (22.8%)
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	105,421
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	328,821
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	324,315
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	321,987
City of Grand Island NE Combined Utility System Revenue 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	311,778
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	278,107
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	404,824
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	250,317
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	265,890
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,500,963
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	263,180
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	263,090
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	526,925
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	259,058
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	791,062
City of Omaha NE Sewer Revenue 4.000% 04/01/2038 Callable @ 100.000 04/01/2030	400,000	415,996
City of Omaha NE Sewer Revenue 4.000% 04/01/2039 Callable @ 100.000 04/01/2030	250,000	258,708
Omaha Public Power District 5.000% 02/01/2046 Callable @ 100.000 08/01/2030	1,000,000	1,096,120
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	264,327
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	482,732
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	418,180
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	378,045
		10,509,846

TOTAL MUNICIPAL BONDS (COST: $46,576,135)		$45,091,459

OTHER ASSETS LESS LIABILITIES (2.2%)		$1,031,701

NET ASSETS (100.0%)		$46,123,160

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2023 (unaudited)

Other Revenue	45.9%
Utilities	19.3%
Education	9.4%
General Obligation	7.0%
Health Care	6.3%
Pre-Refunded	5.1%
Transportation	3.9%
Cash Equivalents and Other	2.1%
Housing	1.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2023 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.9%)

Education (9.4%)
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	19,000	$20,295
Oklahoma Development Finance Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2031	425,000	437,304
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	280,000	287,126
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	296,969
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	312,125
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	321,936
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	283,785
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	390,198
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	519,660
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	655,012
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	516,555
University of Oklahoma/The 5.000% 07/01/2034	735,000	871,276
University of Oklahoma/The 4.000% 07/01/2036	500,000	525,635
		5,437,876
General Obligation (7.0%)
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	623,380
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	617,790
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	561,252
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	430,935
City of Norman OK 3.000% 06/01/2027	765,000	789,931
Oklahoma County Independent School District No 52 Midwest City Del City 4.000% 07/01/2025	500,000	519,565
City of Stillwater OK 5.000% 06/01/2025	470,000	497,885
		4,040,738
Health Care (6.3%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100.000 09/01/2029	775,000	630,679
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	254,730
Oklahoma County Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2031	335,000	335,754
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	368,851
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	263,815
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	251,185
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	806,198
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	253,888
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	448,275
		3,613,375
Housing (1.0%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	435,000	422,903
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	145,000	143,222
		566,125
Other Revenue (45.9%)
Alfalfa County Educational Facilities Authority 5.000% 09/01/2029	500,000	560,485
*Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,054,531
Cherokee County Economic Development Authority 5.000% 09/01/2024	500,000	518,255
Cherokee County Economic Development Authority 5.000% 09/01/2027	500,000	552,755
Cleveland County Educational Facilities Authority 5.000% 06/01/2024	1,000,000	1,026,750
Cleveland County Public Facilities Authority 4.000% 05/01/2027	250,000	265,803
Cleveland County Public Facilities Authority 5.000% 05/01/2030 Callable @ 100.000 05/01/2027	650,000	723,782
Comanche County Educational Facilities Authority 4.000% 09/01/2024	200,000	201,396
Comanche County Educational Facilities Authority 4.000% 09/01/2026	295,000	302,177
Cushing Educational Facilities Authority 5.000% 09/01/2024	1,000,000	1,038,730
Cushing Educational Facilities Authority 5.000% 09/01/2028	1,000,000	1,128,800
Delaware County Educational Facilities Authority 5.000% 09/01/2024	500,000	516,840
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	815,000	761,756
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	330,000	280,190
*Grady County School Finance Authority 5.000% 12/01/2027 Callable @ 100.000 12/01/2026	1,065,000	1,155,951
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	414,859
Grady County School Finance Authority 5.000% 09/01/2031	250,000	289,902
Grady County School Finance Authority 5.000% 09/01/2032	250,000	287,788
Johnston County Educational Facilities Authority 4.000% 09/01/2031	905,000	1,019,926
Kay County Public Buildings Authority 5.000% 09/01/2023	500,000	505,175
Kay County Public Buildings Authority 5.000% 09/01/2027	500,000	550,030
Kay County Public Buildings Authority 5.000% 09/01/2029	520,000	572,447
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	244,827
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	489,700
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	529,570
McClain County Economic Development Authority 4.000% 09/01/2029	250,000	272,100
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	374,077
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	427,624
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	675,637
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	244,449
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	885,684
Oklahoma City Zoological Trust OK Sales Tax Revenue 4.000% 06/01/2036 Callable @ 100.000 06/01/2031	1,000,000	1,062,310
Oklahoma County Finance Authority 5.000% 09/01/2030	250,000	287,122
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2030	140,000	152,775
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	156,290
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	161,334
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	165,125
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	253,162
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2031	340,000	375,353
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2031	365,000	397,047
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2031	205,000	220,941
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	290,000	293,985
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	599,430
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	500,640
Oklahoma Capitol Improvement Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	940,000	817,227
Pontotoc County Educational Facilities Authority 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	654,500
Pontotoc County Educational Facilities Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	964,710
Rogers County Educational Facilities Authority 5.000% 09/01/2024	250,000	259,722
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	250,470
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	503,385
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	551,331
		26,498,855
Pre-Refunded (5.1%)
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	106,138
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	182,327
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	435,000	483,407
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	530,495
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	378,987
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	507,990
Sapulpa Municipal Authority 5.000% 04/01/2028 Callable @ 100.000 04/01/2023	750,000	752,715
		2,942,059
Transportation (3.9%)
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	600,000	623,898
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	102,401
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,363,970
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	146,915
		2,237,184
Utilities (19.3%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	767,498
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	501,615
Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,054,950
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	566,055
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	517,495
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	262,282
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	524,200
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	334,509
Oklahoma Water Resources Board 5.000% 10/01/2024	250,000	260,815
Oklahoma Water Resources Board 5.000% 10/01/2025	250,000	267,938
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	843,438
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	850,000	867,833
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	292,895
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	974,138
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	520,176
*Washington County Rural Water District No 3 3.000% 09/15/2041 Callable @ 100.000 03/01/2028	3,000,000	2,572,590
		11,128,427

TOTAL MUNICIPAL BONDS (COST: $57,593,601)		$56,464,639

OTHER ASSETS LESS LIABILITIES (2.1%)		$1,201,118

NET ASSETS (100.0%)		$57,665,757

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS January 31, 2023 (unaudited)

General Obligation	51.0%
Health Care	15.4%
Other Revenue	10.1%
Pre-Refunded	6.2%
Utilities	5.1%
Housing	4.5%
Education	4.1%
Transportation	2.0%
Cash Equivalents and Other	1.6%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2023 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.4%)

Education (4.1%)
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2034 Callable @ 100.000 01/01/2031	280,000	$283,774
Montana State Board of Regents 5.000% 11/15/2045 Callable @ 100.000 11/15/2027	1,000,000	1,070,030
Montana State Board of Regents 5.000% 11/15/2034 Callable @ 100.000 11/15/2031	500,000	598,120
Montana State Board of Regents 5.000% 11/15/2035 Callable @ 100.000 11/15/2031	410,000	484,866
Montana State Board of Regents 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	406,824
		2,843,614
General Obligation (51.0%)
City of Belgrade MT 5.000% 07/01/2031	280,000	333,606
City of Belgrade MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2032	250,000	300,145
City of Belgrade MT 5.000% 07/01/2034 Callable @ 100.000 07/01/2032	355,000	422,063
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	551,734
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	237,249
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	252,444
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	906,389
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	620,000	567,176
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	483,849
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	450,380
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	749,280
Cascade County School District 5/5C Centerville 3.000% 07/01/2033 Callable @ 100.000 07/01/2031	305,000	307,516
Cascade County School District 5/5C Centerville 3.000% 07/01/2035 Callable @ 100.000 07/01/2031	250,000	247,888
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	500,486
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100.000 07/01/2030	1,000,000	1,020,140
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	691,584
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	664,187
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	465,000	502,056
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	639,745
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034 Callable @ 100.000 06/01/2027	500,000	502,915
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035 Callable @ 100.000 06/01/2027	300,000	293,301
Gallatin County School District No 72 Ophir 4.000% 07/01/2031 Callable @ 100.000 07/01/2030	775,000	872,030
Gallatin County School District No 72 Ophir 4.000% 07/01/2032 Callable @ 100.000 07/01/2030	695,000	778,602
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	601,036
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	841,608
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100.000 06/01/2026	610,000	639,500
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100.000 06/01/2026	260,000	272,121
Gallatin County School District No 7 Bozeman 4.000% 06/01/2028	400,000	438,852
Gallatin County School District No 7 Bozeman 4.000% 06/01/2029	1,000,000	1,108,340
Gallatin County School District No 7 Bozeman 4.000% 06/01/2030	570,000	639,529
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100.000 06/15/2023	415,000	418,685
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	577,731
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	363,930
#Lake Missoula & Sanders Counties Elementary School District No JT & 8 5.000% 07/01/2039 Callable @ 100.000 01/01/2033	515,000	584,005
#Lake Missoula & Sanders Counties Elementary School District No JT & 8 5.000% 07/01/2043 Callable @ 100.000 01/01/2033	1,215,000	1,362,124
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	289,908
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	565,315
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	558,155
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	555,230
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	261,333
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	524,750
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	788,723
State of Montana 4.000% 08/01/2023	385,000	388,715
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	883,489
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	496,354
State of Montana 5.000% 08/01/2030	500,000	599,940
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	965,000	990,997
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	355,000	363,332
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	776,049
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	253,717
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	253,432
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	2,012,802
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	330,420
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	558,307
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	286,905
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100.000 07/01/2023	450,000	454,599
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	520,035
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	640,111
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,096,860
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,000,000	1,095,780
		35,667,484
Health Care (15.4%)
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,102,640
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,093,420
Montana Facility Finance Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	2,000,000	1,743,340
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	534,720
Montana Facility Finance Authority 5.000% 01/01/2030	490,000	573,545
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	207,748
*Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,552,185
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,057,559
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	960,055
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	465,405
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	768,124
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	733,622
		10,792,363
Housing (4.5%)
Montana Board of Housing 3.000% 12/01/2023	55,000	55,047
Montana Board of Housing 3.150% 06/01/2024	220,000	220,693
Montana Board of Housing 3.150% 12/01/2024	75,000	75,036
Montana Board of Housing 3.350% 06/01/2025	100,000	100,352
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100.000 06/01/2023	70,000	70,246
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100.000 06/01/2023	70,000	70,496
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100.000 06/01/2023	200,000	201,308
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100.000 06/01/2023	120,000	120,857
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	205,000	203,823
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	730,000	728,620
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	635,000	530,155
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	330,000	289,700
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	470,000	470,207
		3,136,540
Other Revenue (10.1%)
City of Billings MT 5.500% 07/01/2026	130,000	132,266
City of Billings MT 4.375% 07/01/2029	490,000	492,112
*City of Billings MT 5.000% 07/01/2033	900,000	901,800
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	760,446
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	414,161
Gallatin County Rural Improvement District 5.500% 07/01/2025	250,000	250,507
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,004,260
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	898,942
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	552,750
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	538,660
*Madison County Rural Improvement District 6.000% 07/01/2030	925,000	928,876
City of Missoula MT 4.750% 07/01/2027	75,000	77,113
City of Missoula MT 6.000% 07/01/2030	160,000	160,747
		7,112,640
Pre-Refunded (6.2%)
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	510,595
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	244,440
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	533,674
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,034,740
Yellowstone County School District No 2 Billings 5.000% 06/15/2030 Callable @ 100.000 06/15/2025	795,000	849,704
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	705,000	748,449
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	462,849
		4,384,451
Transportation (2.0%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	853,462
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	99,297
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	104,497
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	330,000	331,399
		1,388,655
Utilities (5.1%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	292,380
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,415,081
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100.000 07/01/2023	215,000	216,847
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100.000 07/01/2023	225,000	226,953
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	262,880
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	261,538
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	256,980
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	625,014
		3,557,673

TOTAL MUNICPAL BONDS (COST: $69,210,201)		$68,883,420

OTHER ASSETS LESS LIABILITIES (1.6%)		$1,089,004

NET ASSETS (100.0%)		$69,972,424

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#When-issued purchase as of January 31, 2023.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS January 31, 2023 (unaudited)

General Obligation	28.5%
Other Revenue	26.1%
Education	13.0%
Health Care	12.4%
Housing	9.2%
Cash Equivalents and Other	6.9%
Utilities	3.9%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2023 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (93.1%)

Education (13.0%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	415,000	$424,806
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	370,632
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	511,415
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	239,803
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	200,000	163,744
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	159,098
State Board of Higher Education of the State of North Dakota 5.000% 10/01/2030	150,000	174,192
State Board of Higher Education of the State of North Dakota 5.000% 10/01/2036 Callable @ 100.000 10/01/2030	310,000	342,835
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2033 Callable @ 100.000 08/01/2028	200,000	175,116
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2034 Callable @ 100.000 08/01/2028	415,000	349,044
University of North Dakota 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	625,000	629,319
		3,540,004
General Obligation (28.5%)
City of Bismarck ND 5.000% 05/01/2024	1,000,000	1,029,980
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	412,828
Fargo Park District 4.000% 05/01/2024	415,000	423,454
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	475,753
City of Grand Forks ND 5.000% 12/01/2024	415,000	435,015
City of Grand Forks ND 5.000% 12/01/2025	215,000	231,688
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	248,494
City of Horace ND 4.250% 05/01/2035 Callable @ 100.000 05/01/2023	340,000	341,251
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	150,000	133,893
City of Horace ND 3.000% 05/01/2034 Callable @ 100.000 05/01/2027	500,000	461,675
Mandan Public School District No 1 3.125% 08/01/2024	200,000	201,918
Mandan Public School District No 1 3.000% 08/01/2033 Callable @ 100.000 08/01/2029	1,000,000	994,170
Minot Public School District No 1 5.000% 08/01/2026	500,000	547,800
Thompson Public School District No 61 1.550% 08/01/2038 Callable @ 100.000 08/01/2028	275,000	211,546
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	407,725
West Fargo Park District 3.000% 05/01/2029	275,000	286,671
West Fargo Public School District No 6 3.000% 08/01/2036 Callable @ 100.000 08/01/2028	500,000	470,170
City of Williston ND 4.000% 05/01/2035 Callable @ 100.000 05/01/2023	200,000	200,458
City of Williston ND 4.000% 05/01/2038 Callable @ 100.000 05/01/2023	230,000	230,918
		7,745,407
Health Care (12.4%)
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	208,466
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	235,435
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	491,240
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	605,026
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,299,752
City of Grand Forks ND 3.000% 12/01/2039 Callable @ 100.000 12/01/2031	250,000	215,317
City of Grand Forks ND 5.125% 12/01/2025	250,000	253,358
City of Langdon ND 6.200% 01/01/2025	70,000	70,158
		3,378,752
Housing (9.2%)
North Dakota Housing Finance Agency 1.750% 01/01/2031 Callable @ 100.000 07/01/2030	500,000	449,070
North Dakota Housing Finance Agency 2.150% 07/01/2024	530,000	528,081
North Dakota Housing Finance Agency 2.500% 01/01/2026	340,000	333,615
North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	280,000	274,557
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	110,000	111,201
North Dakota Housing Finance Agency 3.750% 07/01/2038	250,000	249,703
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	185,000	151,728
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	165,000	134,620
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	300,000	263,232
		2,495,807
Other Revenue (26.1%)
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	260,842
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	484,350
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	270,362
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	509,310
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	350,327
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	482,715
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	509,280
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	1,105,350
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	250,905
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	437,036
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	433,779
City of Minot ND 3.000% 10/01/2038 Callable @ 100.000 10/01/2029	500,000	437,035
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,895
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100.000 06/01/2023	400,000	402,376
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	271,416
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	138,884
City of West Fargo ND 4.000% 12/01/2023	230,000	232,935
City of West Fargo ND 4.000% 12/01/2033 Callable @ 100.000 12/01/2029	240,000	256,757
		7,074,554
Utilities (3.9%)
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	248,629
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	409,175
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	161,415
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	236,410
		1,055,629

TOTAL MUNICIPAL BONDS (COST: $26,608,389)		$25,290,153

OTHER ASSETS LESS LIABILITIES (6.9%)		$1,874,669

NET ASSETS (100.0%)		$27,164,822

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2023 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$64,524,711	$10,980,326	$46,576,135

Investments in securities, at value	$63,634,180	$10,253,445	$45,091,459
Cash and cash equivalents	734,896	385,895	783,059
Receivable for Fund shares sold	26,485	-	-
Accrued interest receivable	948,058	69,674	372,445
Receivable from affiliate	11,507	5,189	9,418
Prepaid expenses	1,112	2,094	3,486
Total assets	$65,356,238	$10,716,297	$46,259,867

LIABILITIES
Payable for securities purchased	$295,073	$-	$-
Payable for Fund shares redeemed	123,718	1,662	71,755
Distributions payable	16,906	2,846	8,052
Trustees’ fees payable	692	118	500
Payable to affiliates	59,879	13,085	44,424
Accrued expenses	16,478	3,205	11,976
Total liabilities	$512,746	$20,916	$136,707

NET ASSETS	$64,843,492	$10,695,381	$46,123,160

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$69,329,067	$11,925,709	$49,783,936
Distributable earnings (accumulated losses)	(4,485,575)	(1,230,328)	(3,660,776)

NET ASSETS	$64,843,492	$10,695,381	$46,123,160

Net Assets - Class A	$57,318,159	$10,168,075	$42,750,206
Net Assets - Class I	$7,525,333	$527,306	$3,372,954
Shares outstanding - Class A	5,756,241	1,053,766	4,423,020
Shares outstanding - Class I	755,393	54,618	349,078
Net asset value per share - Class A*	$9.96	$9.65	$9.67
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$10.22	$9.90	$9.92
Net asset value per share - Class I	$9.96	$9.65	$9.66

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2023 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$57,593,601	$69,210,201	$26,608,389

Investments in securities, at value	$56,464,639	$68,883,420	$25,290,153
Cash and cash equivalents	786,683	2,797,681	1,635,973
Receivable for Fund shares sold	-	129	-
Accrued interest receivable	676,608	374,561	275,594
Receivable from affiliate	11,373	12,862	7,045
Prepaid expenses	1,691	1,837	520
Total assets	$57,940,994	$72,070,490	$27,209,285

LIABILITIES
Payable for securities purchased	$-	$1,945,664	$-
Payable for Fund shares redeemed	189,383	45,314	4,449
Distributions payable	9,759	21,041	4,877
Trustees’ fees payable	666	808	285
Payable to affiliates	54,547	64,163	28,733
Accrued expenses	20,882	21,076	6,119
Total liabilities	$275,237	$2,098,066	$44,463

NET ASSETS	$57,665,757	$69,972,424	$27,164,822

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$62,701,859	$77,281,878	$30,233,923
Distributable earnings (accumulated losses)	(5,036,102)	(7,309,454)	(3,069,101)

NET ASSETS	$57,665,757	$69,972,424	$27,164,822

Net Assets - Class A	$54,370,683	$57,360,365	$25,616,030
Net Assets - Class I	$3,295,074	$12,612,059	$1,548,792
Shares outstanding - Class A	5,022,049	6,115,644	2,753,746
Shares outstanding - Class I	304,069	1,344,659	166,427
Net asset value per share - Class A*	$10.83	$9.38	$9.30
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$11.11	$9.62	$9.54
Net asset value per share - Class I	$10.84	$9.38	$9.31

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2023 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,029,627	$161,934	$682,850
Total investment income	$1,029,627	$161,934	$682,850

EXPENSES
Investment advisory fees	$165,887	$27,308	$122,477
Distribution (12b-1) fees - Class A	72,033	12,940	57,253
Transfer agent fees	42,838	9,579	32,419
Administrative service fees	64,596	25,794	52,442
Professional fees	12,111	2,929	8,939
Reports to shareholders	-	-	1,314
License, fees, and registrations	1,382	1,720	997
Audit fees	5,982	933	4,337
Trustees’ fees	4,105	701	2,966
Transfer agent out-of-pockets	4,344	913	3,043
Custodian fees	6,234	512	3,952
Legal fees	2,626	186	1,958
Insurance expense	653	107	375
Total expenses	$382,791	$83,622	$292,472
Less expenses waived or reimbursed (See Note 7)	(68,684)	(30,824)	(56,429)
Total net expenses	$314,107	$52,798	$236,043

NET INVESTMENT INCOME (LOSS)	$715,520	$109,136	$446,807

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(2,188,549)	$-	$(742,756)
Net change in unrealized appreciation (depreciation) of investments	575,456	(264,361)	(86,596)
Net realized and unrealized gain (loss) on investments	$(1,613,093)	$(264,361)	$(829,352)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(897,573)	$(155,225)	$(382,545)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2023 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$910,558	$1,200,309	$395,024
Total investment income	$910,558	$1,200,309	$395,024

EXPENSES
Investment advisory fees	$148,965	$186,156	$67,265
Distribution (12b-1) fees - Class A	70,648	75,525	31,692
Transfer agent fees	38,777	47,702	19,169
Administrative service fees	59,858	70,272	36,982
Professional fees	11,918	14,300	5,503
Reports to shareholders	2,679	1,630	-
License, fees, and registrations	1,685	2,386	565
Audit fees	5,809	6,874	2,581
Trustees’ fees	3,952	4,799	1,695
Transfer agent out-of-pockets	2,852	4,580	3,054
Custodian fees	5,917	6,545	1,842
Legal fees	2,353	2,891	1,139
Insurance expense	480	672	193
Total expenses	$355,893	$424,332	$171,680
Less expenses waived or reimbursed (See Note 7)	(67,756)	(77,175)	(41,782)
Total net expenses	$288,137	$347,157	$129,898

NET INVESTMENT INCOME (LOSS)	$622,421	$853,152	$265,126

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(1,835,652)	$(1,937,320)	$(629,895)
Net change in unrealized appreciation (depreciation) of investments	543,633	560,318	(71,158)
Net realized and unrealized gain (loss) on investments	$(1,292,019)	$(1,377,002)	$(701,053)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(669,598)	$(523,850)	$(435,927)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2023 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$715,520	$109,136	$446,807
Net realized gain (loss) from investment transactions	(2,188,549)	-	(742,756)
Net change in unrealized appreciation (depreciation) of investments	575,456	(264,361)	(86,596)
Net increase (decrease) in net assets resulting from operations	$(897,573)	$(155,225)	$(382,545)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(610,811)	$(102,688)	$(413,869)
Distributions - Class I	(102,996)	(6,375)	(32,878)
Total distributions	$(713,807)	$(109,063)	$(446,747)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$2,365,627	$39,462	$3,220,740
Proceeds from sale of shares - Class I	461,330	1,800	1,444,760
Proceeds from reinvested dividends - Class A	543,499	87,883	370,459
Proceeds from reinvested dividends - Class I	55,757	4,600	29,915
Cost of shares redeemed - Class A	(5,084,466)	(617,496)	(9,843,359)
Cost of shares redeemed - Class I	(3,145,913)	(66,435)	(569,541)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,804,166)	$(550,186)	$(5,347,026)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(6,415,546)	$(814,474)	$(6,176,318)
NET ASSETS, BEGINNING OF PERIOD	71,259,038	11,509,855	52,299,478
NET ASSETS, END OF PERIOD	$64,843,492	$10,695,381	$46,123,160

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2023 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$622,421	$853,152	$265,126
Net realized gain (loss) from investment transactions	(1,835,652)	(1,937,320)	(629,895)
Net change in unrealized appreciation (depreciation) of investments	543,633	560,318	(71,158)
Net increase (decrease) in net assets resulting from operations	$(669,598)	$(523,850)	$(435,927)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(586,060)	$(677,356)	$(247,555)
Distributions - Class I	(35,709)	(174,593)	(17,090)
Total distributions	$(621,769)	$(851,949)	$(264,645)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$597,564	$1,780,563	$1,751,217
Proceeds from sale of shares - Class I	878,846	2,298,214	550
Proceeds from reinvested dividends - Class A	544,921	608,175	219,563
Proceeds from reinvested dividends - Class I	22,182	87,996	14,839
Cost of shares redeemed - Class A	(6,935,762)	(9,287,535)	(3,150,620)
Cost of shares redeemed - Class I	(768,080)	(5,272,386)	(60,000)
Net increase (decrease) in net assets resulting from capital share transactions	$(5,660,329)	$(9,784,973)	$(1,224,451)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(6,951,696)	$(11,160,772)	$(1,925,023)
NET ASSETS, BEGINNING OF PERIOD	64,617,453	81,133,196	29,089,845
NET ASSETS, END OF PERIOD	$57,665,757	$69,972,424	$27,164,822

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2022

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,361,978	$228,207	$853,852
Net realized gain (loss) from investment transactions	(853,717)	(77,940)	(497,949)
Net change in unrealized appreciation (depreciation) of investments	(5,907,986)	(1,175,301)	(4,094,076)
Net increase (decrease) in net assets resulting from operations	$(5,399,725)	$(1,025,034)	$(3,738,173)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,143,395)	$(215,030)	$(811,063)
Distributions - Class I	(217,596)	(13,127)	(42,753)
Total distributions	$(1,360,991)	$(228,157)	$(853,816)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,169,282	$726,606	$6,709,301
Proceeds from sale of shares - Class I	3,764,342	166,716	720,714
Proceeds from reinvested dividends - Class A	1,007,028	177,618	658,681
Proceeds from reinvested dividends - Class I	96,411	12,666	37,020
Cost of shares redeemed - Class A	(11,261,564)	(2,273,445)	(8,545,713)
Cost of shares redeemed - Class I	(2,944,204)	(497,239)	(546,250)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,168,705)	$(1,687,078)	$(966,247)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,929,421)	$(2,940,269)	$(5,558,236)
NET ASSETS, BEGINNING OF PERIOD	81,188,459	14,450,124	57,857,714
NET ASSETS, END OF PERIOD	$71,259,038	$11,509,855	$52,299,478

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2022

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,091,933	$1,555,207	$525,351
Net realized gain (loss) from investment transactions	(1,835,843)	(1,947,598)	(256,900)
Net change in unrealized appreciation (depreciation) of investments	(5,444,319)	(5,758,016)	(2,532,144)
Net increase (decrease) in net assets resulting from operations	$(6,188,229)	$(6,150,407)	$(2,263,693)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,022,127)	$(1,225,292)	$(490,770)
Distributions - Class I	(69,341)	(329,292)	(33,831)
Total distributions	$(1,091,468)	$(1,554,584)	$(524,601)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,373,760	$5,478,343	$2,967,752
Proceeds from sale of shares - Class I	442,253	3,392,972	49,314
Proceeds from reinvested dividends - Class A	955,468	1,091,927	432,548
Proceeds from reinvested dividends - Class I	47,809	140,429	29,494
Cost of shares redeemed - Class A	(16,061,803)	(14,637,192)	(4,053,928)
Cost of shares redeemed - Class I	(1,850,782)	(4,392,937)	(362,940)
Net increase (decrease) in net assets resulting from capital share transactions	$(10,093,295)	$(8,926,458)	$(937,760)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(17,372,992)	$(16,631,449)	$(3,726,054)
NET ASSETS, BEGINNING OF PERIOD	81,990,445	97,764,645	32,815,899
NET ASSETS, END OF PERIOD	$64,617,453	$81,133,196	$29,089,845

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”) seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. KS Muni Fund and OK Muni Fund are diversified Funds. ME Muni Fund, NE Muni Fund, Tax-Free Fund for MT and Tax Free Fund for ND are non-diversified Funds.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedules of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended January 31, 2023, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2023:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$63,634,180	$0	$63,634,180
	Total	$0	$63,634,180	$0	$63,634,180

ME Muni Fund	Municipal Bonds	$0	$10,253,445	$0	$10,253,445
	Total	$0	$10,253,445	$0	$10,253,445

NE Muni Fund	Municipal Bonds	$0	$45,091,459	$0	$45,091,459
	Total	$0	$45,091,459	$0	$45,091,459

OK Muni Fund	Municipal Bonds	$0	$56,464,639	$0	$56,464,639
	Total	$0	$56,464,639	$0	$56,464,639

Tax-Free	Municipal Bonds	$0	$68,883,420	$0	$68,883,420
Fund for MT	Total	$0	$68,883,420	$0	$68,883,420

Tax-Free	Municipal Bonds	$0	$25,290,153	$0	$25,290,153
Fund for ND	Total	$0	$25,290,153	$0	$25,290,153

The Funds did not hold any Level 3 assets during the six months ended January 31, 2022.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2023, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$12,954,383	$0	$4,996,315	$9,157,762	$4,695,137	$2,224,352
Sales	$17,598,208	$335,000	$10,007,653	$14,314,274	$13,214,752	$4,313,715

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/2023:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	244,345	4,148	349,775	56,999	193,580	193,383
Shares issued from reinvestments	56,092	9,326	39,464	51,902	66,635	24,330
Shares redeemed	(524,216)	(65,321)	(1,040,229)	(658,877)	(1,016,193)	(351,698)
Net increase (decrease)	(223,779)	(51,847)	(650,990)	(549,976)	(755,978)	(133,985)
Class I
Shares sold	47,639	189	150,193	82,751	249,556	61
Shares issued from reinvestments	5,754	488	3,190	2,111	9,631	1,644
Shares redeemed	(324,373)	(7,021)	(61,208)	(72,334)	(573,112)	(6,700)
Net increase (decrease)	(270,980)	(6,344)	92,175	12,528	(313,925)	(4,995)
Year Ended 7/31/2022:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	579,311	68,212	644,520	547,168	553,778	293,319
Shares issued from reinvestments	95,487	17,229	65,076	83,285	111,198	43,827
Shares redeemed	(1,075,554)	(217,497)	(840,691)	(1,403,178)	(1,501,443)	(417,534)
Net increase (decrease)	(400,756)	(132,056)	(131,095)	(772,725)	(836,467)	(80,388)
Class I
Shares sold	353,930	16,819	72,937	38,350	342,620	5,181
Shares issued from reinvestments	9,168	1,216	3,651	4,142	14,298	2,981
Shares redeemed	(284,457)	(46,405)	(54,315)	(159,952)	(444,104)	(36,375)
Net increase (decrease)	78,641	(28,370)	22,273	(117,460)	(87,186)	(28,213)

NOTE 6: Income Tax Information

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending July 31, 2023.

At July 31, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$71,671,378	$11,362,788	$52,615,367	$64,873,640	$79,957,652	$29,410,062
Unrealized appreciation	$1,098,590	$150,201	$755,259	$885,353	$1,196,578	$241,829
Unrealized depreciation	(2,565,757)	(612,659)	(2,153,302)	(2,557,481)	(2,082,928)	(1,492,895)
Net unrealized depreciation*	$(1,467,167)	$(462,458)	$(1,398,043)	$(1,672,128)	$(886,350)	$(1,251,066)

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/22:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt income	$1,369,608	$228,854	$864,378	$1,092,194	$1,567,933	$523,588

Year ended 7/31/21:
Tax-exempt income	$1,293,101	$263,536	$882,313	$1,138,607	$1,570,192	$577,195

As of July 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$11,782	$2,652	$8,855	$6,544	$11,397	$5,693

Distributions payable	(11,778)	(2,620)	(8,853)	(6,538)	(11,288)	(5,720)
Accumulated capital and other losses	(1,407,032)	(503,615)	(1,433,441)	(2,072,613)	(5,047,414)	(1,117,434)
Unrealized appreciation/(depreciation)*	(1,467,167)	(462,458)	(1,398,043)	(1,672,128)	(886,350)	(1,251,066)
Total accumulated earnings/(deficit)	$(2,874,195)	$(966,041)	$(2,831,482)	$(3,744,735)	$(5,933,655)	$(2,368,527)

The Funds’ capital loss carryforward amounts as of July 31, 2022 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$1,163,223	$477,686	$1,123,609	$1,275,793	$3,008,580	$871,960
Non-expiring L-T losses	243,809	25,929	309,832	796,820	2,038,834	245,474
Total	$1,407,032	$503,615	$1,433,441	$2,072,613	$5,047,414	$1,117,434

Capital loss carryforward utilized	$0	$0	$0	$0	$0	$0

There were no reclassifications between distributable earnings/(accumulated losses) and paid-in capital for the Funds for the year ended July 31, 2022.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2023 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2023, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 01/31/2023			Payable 01/31/2023
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$165,887	$68,684	$0	$27,312	$11,507	$0
ME Muni Fund	$27,308	$27,308	$3,516	$4,514	$4,514	$675
NE Muni Fund	$122,477	$56,429	$0	$19,402	$9,418	$0
OK Muni Fund	$148,965	$67,756	$0	$24,438	$11,373	$0
Tax-Free Fund for MT	$186,156	$77,175	$0	$29,507	$12,862	$0
Tax-Free Fund for ND	$67,265	$41,782	$0	$11,443	$7,045	$0

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. As of January 31, 2023, the following amounts are available to be repaid to VFM.

	7/31/2024	7/31/2025
	Amount	Amount	Total
KS Muni Fund	$125,783	$129,582	$ 255,365
ME Muni Fund	$63,574	$62,715	$ 126,289
NE Muni Fund	$109,033	$107,280	$ 216,313
OK Muni Fund	$122,886	$128,239	$ 251,125
Tax-Free Fund for MT	$142,929	$143,955	$ 286,884
Tax Free Fund for ND	$79,584	$79,832	$ 159,416

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 01/31/2023			Payable 01/31/2023
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$12,735	$4,779	$72,033	$12,078
ME Muni Fund - A	$6	$0	$12,940	$2,145
NE Muni Fund - A	$175	$0	$57,253	$9,024
OK Muni Fund - A	$4,474	$0	$70,648	$11,559
Tax-Free Fund for MT - A	$5,933	$4,071	$75,525	$12,102
Tax-Free Fund for ND - A	$531	$10,515	$31,692	$5,395

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and an additional fee of $1,000 per month for each additional share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 01/31/2023		Payable 01/31/2023
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$47,182	$64,596	$9,783	$10,705
ME Muni Fund	$10,492	$25,794	$2,105	$4,321
NE Muni Fund	$35,462	$52,442	$7,507	$8,490
OK Muni Fund	$41,629	$59,858	$8,650	$9,900
Tax-Free Fund for MT	$52,282	$70,272	$11,234	$11,320
Tax-Free Fund for ND	$22,223	$36,982	$5,634	$6,262

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.17	$11.08	$11.15	$10.83	$10.53	$10.78

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.10	$0.18	$0.19	$0.23	$0.29	$0.28
Net realized and unrealized gain (loss) on investments (2)	(0.21)	(0.91)	(0.07)	0.32	0.30	(0.25)
Total from investment operations	$(0.11)	$(0.73)	$0.12	$0.55	$0.59	$0.03

Distributions from net investment income	$(0.10)	$(0.18)	$(0.19)	$(0.23)	$(0.29)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$9.96	$10.17	$11.08	$11.15	$10.83	$10.53

Total Return (excludes any applicable sales charge) #	(1.01%)	(6.62%)	1.05%	5.11%	5.69%	0.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$57,318	$60,816	$70,686	$63,309	$52,936	$56,489
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.19%	1.15%	1.15%	1.17%	1.18%	1.16%
Ratio of net investment income to average net assets ^ (3)	2.13%	1.72%	1.67%	2.06%	2.74%	2.67%
Portfolio turnover rate #	19.91%	15.28%	4.30%	15.21%	28.75%	21.27%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Period
	Months	Year	Year	Year	Year	From
	Ended	Ended	Ended	Ended	Ended	11/1/17* to
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.17	$11.08	$11.15	$10.83	$10.54	$10.74

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.12	$0.20	$0.21	$0.25	$0.32	$0.23
Net realized and unrealized gain (loss) on investments (2)	(0.21)	(0.91)	(0.07)	0.32	0.29	(0.20)
Total from investment operations	$(0.09)	$(0.71)	$0.14	$0.57	$0.61	$0.03

Distributions from net investment income	$(0.12)	$(0.20)	$(0.21)	$(0.25)	$(0.32)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$9.96	$10.17	$11.08	$11.15	$10.83	$10.54

Total Return (excludes any applicable sales charge) #	(0.88%)	(6.38%)	1.30%	5.36%	5.86%	0.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$7,525	$10,443	$10,503	$6,756	$5,413	$2,828
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.94%	0.90%	0.90%	0.92%	0.93%	0.92%
Ratio of net investment income to average net assets ^ (3)	2.38%	1.97%	1.92%	2.31%	2.99%	2.99%
Portfolio turnover rate #	19.91%	15.28%	4.30%	15.21%	28.75%	21.27%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$9.87	$10.89	$10.97	$10.85	$10.64	$10.88

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.10	$0.18	$0.19	$0.21	$0.26	$0.24
Net realized and unrealized gain (loss) on investments (2)	(0.22)	(1.02)	(0.08)	0.12	0.21	(0.24)
Total from investment operations	$(0.13)	$(0.84)	$0.11	$0.33	$0.47	$0.00

Distributions from net investment income	$(0.10)	$(0.18)	$(0.19)	$(0.21)	$(0.26)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$9.65	$9.87	$10.89	10.97	10.85	10.64

Total Return (excludes any applicable sales charge) #	(1.24%)	(7.74%)	1.00%	3.08%	4.45%	0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$10,168	$10,098	$13,477	$14,573	$14,622	$17,742
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.54%	1.46%	1.40%	1.40%	1.41%	1.33%
Ratio of net investment income to average net assets ^ (3)	1.99%	1.76%	1.73%	1.94%	2.40%	2.28%
Portfolio turnover rate #	0.00%	9.66%	15.80%	22.13%	7.56%	10.91%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Period
	Months	Year	Year	Year	Year	From
	Ended	Ended	Ended	Ended	Ended	11/1/17* to
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$9.87	$10.89	$10.98	$10.85	$10.65	$10.84

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.11	$0.21	$0.22	$0.24	$0.28	$0.20
Net realized and unrealized gain (loss) on investments (2)	(0.22)	(1.02)	(0.09)	0.13	0.20	(0.19)
Total from investment operations	$(0.11)	$(0.81)	$0.13	$0.37	$0.48	$0.01

Distributions from net investment income	$(0.11)	$(0.21)	$(0.22)	$(0.24)	$(0.28)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$9.65	$9.87	$10.89	$10.98	$10.85	$10.65

Total Return (excludes any applicable sales charge) #	(1.12%)	(7.52%)	1.16%	3.43%	4.61%	0.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$527	$602	$973	$1,063	$570	$325
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.30%	1.21%	1.15%	1.15%	1.16%	1.11%
Ratio of net investment income to average net assets ^ (3)	2.24%	2.01%	1.98%	2.19%	2.65%	2.53%
Portfolio turnover rate #	0.00%	9.66%	15.80%	22.13%	7.56%	10.91%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$9.81	$10.64	$10.77	$10.58	$10.25	$10.46

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.09	$0.15	$0.17	$0.21	$0.24	$0.24
Net realized and unrealized gain (loss) on investments (2)	(0.14)	(0.83)	(0.13)	0.19	0.33	(0.21)
Total from investment operations	$(0.05)	$(0.68)	$0.04	$0.40	$0.57	$0.03

Distributions from net investment income	$(0.09)	$(0.15)	$(0.17)	$(0.21)	$(0.24)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$9.67	$9.81	$10.64	$10.77	$10.58	$10.25

Total Return (excludes any applicable sales charge) #	(0.52%)	(6.39%)	0.38%	3.81%	5.65%	0.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$42,750	$49,780	$55,363	$51,557	$44,793	$45,182
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.21%	1.17%	1.18%	1.19%	1.21%	1.21%
Ratio of net investment income to average net assets ^ (3)	1.81%	1.51%	1.59%	1.96%	2.33%	2.36%
Portfolio turnover rate #	10.62%	26.33%	8.21%	13.06%	8.20%	8.99%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Period
	Months	Year	Year	Year	Year	From
	Ended	Ended	Ended	Ended	Ended	11/1/17* to
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$9.81	$10.63	$10.76	$10.57	$10.25	$10.42

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.10	$0.18	$0.20	$0.23	$0.27	$0.20
Net realized and unrealized gain (loss) on investments (2)	(0.15)	(0.82)	(0.13)	0.19	0.32	(0.17)
Total from investment operations	$(0.05)	$(0.64)	$0.07	$0.42	$0.59	$0.03

Distributions from net investment income	$(0.10)	$(0.18)	$(0.20)	$(0.23)	$(0.27)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$9.66	$9.81	$10.63	$10.76	$10.57	$10.25

Total Return (excludes any applicable sales charge) #	(0.50%)	(6.07%)	0.63%	4.07%	5.81%	0.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,373	$2,520	$2,495	$1,660	$1,071	$206
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.96%	0.92%	0.93%	0.94%	0.96%	0.97%
Ratio of net investment income to average net assets ^ (3)	2.06%	1.76%	1.84%	2.21%	2.58%	2.63%
Portfolio turnover rate #	10.62%	26.33%	8.21%	13.06%	8.20%	8.99%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.02	$12.14	$12.08	$11.86	$11.47	$11.74

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.11	$0.17	$0.18	$0.24	$0.29	$0.27
Net realized and unrealized gain (loss) on investments (2)	(0.19)	(1.12)	0.06	0.22	0.39	(0.27)
Total from investment operations	$(0.08)	$(0.95)	$0.24	0.46	0.68	0.00

Distributions from net investment income	$(0.11)	$(0.17)	$(0.18)	$(0.24)	$(0.29)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.83	$11.02	$12.14	$12.08	$11.86	$11.47

Total Return (excludes any applicable sales charge) #	(0.69%)	(7.88%)	2.03%	3.92%	5.98%	(0.04%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$54,371	$61,402	$77,021	$62,321	$44,534	$41,362
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.21%	1.15%	1.14%	1.17%	1.20%	1.19%
Ratio of net investment income to average net assets ^ (3)	2.08%	1.45%	1.51%	1.99%	2.46%	2.28%
Portfolio turnover rate #	15.91%	38.98%	11.13%	13.69%	18.37%	13.03%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Period
	Months	Year	Year	Year	Year	From
	Ended	Ended	Ended	Ended	Ended	11/1/17* to
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.03	$12.15	$12.09	$11.87	$11.48	$11.69

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.12	$0.20	$0.21	$0.27	$0.31	$0.22
Net realized and unrealized gain (loss) on investments (2)	(0.19)	(1.12)	0.06	0.22	0.39	(0.21)
Total from investment operations	$(0.07)	$(0.92)	$0.27	$0.49	$0.70	$0.01

Distributions from net investment income	$(0.12)	$(0.20)	$(0.21)	$(0.27)	$(0.31)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$10.84	$11.03	$12.15	$12.09	$11.87	$11.48

Total Return (excludes any applicable sales charge) #	(0.56%)	(7.64%)	2.29%	4.18%	6.24%	0.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,295	$3,216	$4,970	$4,799	$3,420	$989
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.96%	0.90%	0.89%	0.92%	0.95%	0.96%
Ratio of net investment income to average net assets ^ (3)	2.33%	1.70%	1.76%	2.25%	2.71%	2.62%
Portfolio turnover rate #	15.91%	38.98%	11.13%	13.69%	18.37%	13.03%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$9.51	$10.34	$10.35	$10.18	$9.86	$10.08	$9.95

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.10	$0.17	$0.17	$0.22	$0.25	$0.14	$0.24
Net realized and unrealized gain (loss) on investments (2)	(0.13)	(0.83)	(0.01)	0.17	0.32	(0.22)	0.13
Total from investment operations	$(0.03)	$(0.66)	$0.16	$0.39	$0.57	$(0.08)	$0.37

Less Distributions:
Dividends from net investment income	$(0.10)	$(0.17)	$(0.17)	$(0.22)	$(0.25)	$(0.14)	$(0.24)
Total distributions	$(0.10)	$(0.17)	$(0.17)	$(0.22)	$(0.25)	$(0.14)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$9.38	$9.51	$10.34	$10.35	$10.18	$9.86	$10.08

Total Return (excludes any applicable sales charge) #	(0.24%)	(6.46%)	1.57%	3.89%	5.90%	(0.74%)	3.77%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$57,360	$65,357	$79,710	$72,738	$60,520	$62,913	$68,990
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.19%	1.14%	1.13%	1.15%	1.17%	1.17%	1.15%
Ratio of net investment income to average net assets ^ (3)	2.25%	1.68%	1.65%	2.15%	2.54%	2.52%	2.42%
Portfolio turnover rate #	6.53%	26.78%	12.00%	10.52%	19.78%	16.63%	20.44%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$9.51	$10.34	$10.35	$10.18	$9.86	$10.08	$9.95

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.11	$0.19	$0.20	$0.25	$0.28	$0.16	$0.27
Net realized and unrealized gain (loss) on investments (2)	(0.13)	(0.83)	(0.01)	0.17	0.32	(0.22)	0.13
Total from investment operations	$(0.02)	$(0.64)	$0.19	$0.42	$0.60	$(0.06)	$0.40

Less Distributions:
Dividends from net investment income	$(0.11)	$(0.19)	$(0.20)	$(0.25)	$(0.28)	$(0.16)	$(0.27)
Total distributions	$(0.11)	$(0.19)	$(0.20)	$(0.25)	$(0.28)	$(0.16)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$9.38	$9.51	$10.34	$10.35	$10.18	$9.86	$10.08

Total Return (excludes any applicable sales charge) #	(0.11%)	(6.21%)	1.82%	4.15%	6.16%	(0.59%)	4.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$12,612	$15,776	$18,055	$13,456	$9,305	$7,639	$5,196
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.94%	0.89%	0.88%	0.90%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets ^ (3)	2.50%	1.93%	1.90%	2.40%	2.80%	2.77%	2.65%
Portfolio turnover rate #	6.53%	26.78%	12.00%	10.52%	19.78%	16.63%	20.44%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$9.51	$10.36	$10.39	$10.31	$10.07	$10.26	$10.20

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.09	$0.16	$0.19	$0.23	$0.27	$0.15	$0.26
Net realized and unrealized gain (loss) on investments (2)	(0.21)	(0.85)	(0.03)	0.08	0.24	(0.19)	0.06
Total from investment operations	$(0.12)	$(0.69)	$0.16	$0.31	$0.51	$(0.04)	$0.32

Less Distributions:
Dividends from net investment income	$(0.09)	$(0.16)	$(0.19)	$(0.23)	$(0.27)	$(0.15)	$(0.26)
Total distributions	$(0.09)	$(0.16)	$(0.19)	$(0.23)	$(0.27)	$(0.15)	$(0.26)

NET ASSET VALUE, END OF PERIOD	$9.30	$9.51	$10.36	$10.39	$10.31	$10.07	$10.26

Total Return (excludes any applicable sales charge) #	(1.23%)	(6.70%)	1.57%	3.06%	5.10%	(0.40%)	3.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$25,616	$27,459	$30,747	$28,719	$22,508	$22,910	$23,548
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.29%	1.23%	1.24%	1.26%	1.32%	1.31%	1.30%
Ratio of net investment income to average net assets ^ (3)	1.96%	1.63%	1.85%	2.25%	2.63%	2.54%	2.51%
Portfolio turnover rate #	8.71%	22.82%	22.02%	21.95%	23.16%	7.57%	11.14%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six					Seven
	Months	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	01/31/23 +	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$9.51	$10.36	$10.39	$10.32	$10.07	$10.26	$10.20

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.10	$0.19	$0.22	$0.26	$0.29	$0.16	$0.28
Net realized and unrealized gain (loss) on investments (2)	(0.20)	(0.85)	(0.03)	0.07	0.25	(0.19)	0.06
Total from investment operations	$(0.10)	$(0.66)	$0.19	$0.33	$0.54	$(0.03)	$0.34

Less Distributions:
Dividends from net investment income	$(0.10)	$(0.19)	$(0.22)	$(0.26)	$(0.29)	$(0.16)	$(0.28)
Total distributions	$(0.10)	$(0.19)	$(0.22)	$(0.26)	$(0.29)	$(0.16)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$9.31	$9.51	$10.36	$10.39	$10.32	$10.07	$10.26

Total Return (excludes any applicable sales charge) #	(1.00%)	(6.46%)	1.83%	3.22%	5.47%	(0.25%)	3.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,549	$1,631	$2,069	$2,150	$2,132	$920	$649
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.04%	0.98%	0.99%	1.01%	1.09%	1.06%	1.04%
Ratio of net investment income to average net assets ^ (3)	2.21%	1.88%	2.10%	2.50%	2.88%	2.78%	2.75%
Portfolio turnover rate #	8.71%	22.82%	22.02%	21.95%	23.16%	7.57%	11.14%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes— The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	7/31/22	1/31/23	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$999.90	$4.94	0.98%
Actual - Class I	$1,000.00	$999.91	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$999.88	$4.94	0.98%
Actual - Class I	$1,000.00	$999.89	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$999.95	$4.94	0.98%
Actual - Class I	$1,000.00	$999.95	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$999.93	$4.94	0.98%
Actual - Class I	$1,000.00	$999.94	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$999.98	$4.94	0.98%
Actual - Class I	$1,000.00	$999.99	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$999.88	$4.94	0.98%
Actual - Class I	$1,000.00	$999.90	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 184 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Viking Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources. The Viking Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Viking Fund Management Inc. ("Viking"), as the administrator of the LRMP.

Viking manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis.

At a meeting held on May 8, 2022, Viking provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Viking concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Viking to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors' interest in the Funds. During the review period, the Funds' portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Viking indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(s). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT(s) and N-CSR(s) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT(s) and N-CSR(s) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

At a meeting held on November 4, 2022, the Board of Trustees (the “Board” or the “Trustees”) of Viking Mutual Funds (the “Trust”), including a majority of the trustees who are neither a party to the advisory agreement nor “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of its series (each, a “Fund,” and together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”). The Board considered information received and discussions held at the November 4, 2022 Board meeting and, with respect to the Independent Trustees, discussions held at the October 17, 2022 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested and reviewed information, provided by the Adviser, that they believed to be reasonably necessary to reach their conclusion. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory Agreement for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)	the nature, extent and quality of services provided by the Adviser to the Fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the Fund’s investment performance as compared to standardized industry performance data;

(d)	the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)	the extent to which the Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)	an analysis of the rates charged by other investment advisers to similar funds;

(g)	the expense ratios of the Fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

In evaluating the Adviser’s services and fees, among other information, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser, and the advisory fees and other Fund expenses compared to advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, the Funds’ past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates that provide services to the Funds (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, the skills and capabilities of the Adviser and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 11 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the experience and expertise of the Adviser are attributable to the long-term focus on managing investment companies and have the potential to enhance the Funds’ future performance. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. Upon a review of the total return history and category rankings of each Fund, according to Morningstar data, the Board determined that the performance of each Fund was satisfactory and that each Fund has sought to meet its investment objective(s) pursuant to its principal investment strategies. The Board considered information provided by the Adviser regarding certain limitations of the peer group categories, noting that certain Fund's average maturity range falls between two Morningstar categories. With respect to index performance comparisons, the Board recognized that the index of each Fund is a general municipal index. In this regard, the Board made the following observations:

As of July 31, 2022, the Morningstar risk rating for Class A shares of: (1) Kansas Municipal Fund was average for the 3-, 5- and 10-year periods; (2) Nebraska Municipal Fund was average for the 3- and 5-year periods, and above average for the 10-year period; (3) Oklahoma Municipal Fund was above average for the 3-, 5- and 10-year periods; (4) Maine Municipal Fund was average for the 3-, 5- and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was average for the 3-, 5- and 10-year periods; and (6) Viking Tax-Free Fund for Montana was average for the 3-, 5- and 10-year periods.

As of July 31, 2022, the Morningstar return rating for Class A shares of: (1) Kansas Municipal Fund was average for the 3-, 5- and 10-year periods; (2) Nebraska Municipal Fund was below average for the 3- and 5-year periods, and average for the 10-year period; (3) Oklahoma Municipal Fund was below average for the 3- and 5-year periods, and average for the 10-year period; (4) Maine Municipal Fund was rated as low for the 3- and 5-year periods, and below average for the 10-year period; (5) Viking Tax-Free Fund for North Dakota was below average for the 3-, 5- and 10-year periods; and (6) Viking Tax-Free Fund for Montana was below average for the 3-year period, and average for the 5- and 10-year periods.

As of July 31, 2022, the Fund performance for Class A shares of: (1) Kansas Municipal Fund was below its index for the 1-, 3-, 5- and 10-year periods, and was below the category median for the 1-, 3- and 5-year periods and at its median for the 10-year period; (2) Nebraska Municipal Fund was below its index and category median for the 1-, 3-, 5- and 10-year periods; (3) Oklahoma Municipal Fund was below its index and category median for the 1-, 3-, 5- and 10-year periods; (4) Maine Municipal Fund was below its index and category median for the 1-, 3-, 5 and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was below its index and category median for the 1-, 3-, 5 and 10-year periods; and (6) Viking Tax-Free Fund for Montana was below its index and category median for the 1-, 3-, 5- and 10-year periods.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates of their relationship to the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2021 and the six months ended June 30, 2022. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreement was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Adviser would benefit from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and noted that the size of the Fund had not reached an asset level at which the Adviser would benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board determined that the advisory fees are structured appropriately based on the size of the Funds.

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that the fees charged by the Adviser are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A shares of each Fund to other funds with a similar investment strategy and within fund complexes of similar size, as determined by the Adviser, reflected that the net operating expense of 0.98% for Class A shares of each Fund is comparable to, although generally higher than, that of other similar funds. The Board considered information provided by the Adviser regarding the limitations of certain peer group comparisons.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. The Board considered that the Adviser does not benefit from soft dollar arrangements with respect to securities trading in the Funds in light of the types of securities traded for the Funds. The Board considered the foregoing in reaching its conclusion that the advisory fees are reasonable.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable in light of the nature, extent and quality of services provided by the Adviser.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Government Bond Fund

Integrity Short Term Government Fund

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 3, 2023

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

April 3, 2023